Mineral Property, Plant and Equipment (Tables)	11 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Mineral Property, Plant, and Equipment
Details of Mineral Property, Plant, and Equipment are as follows:

Net Book Value	NorthMet	Other fixed assets	Total
Balance at January 31, 2016	$321,559	90	321,649
Additions	38,767	89	38,856
Changes to rehabilitation provision (Note 6)	4,467	-	4,467
Amortization	-	(59)	(59)
Balance at January 31, 2017	364,793	120	364,913
Additions	39,474	32	39,506
Disposals (Note 5)	(2,789)	-	(2,789)
Changes to rehabilitation provision (Note 6)	(6,363)	-	(6,363)
Amortization	-	(62)	(62)
Balance at December 31, 2017	$395,115	$90	$395,205

NorthMet	December 31, 2017	January 31, 2017
Mineral property acquisition and interest costs	$86,863	$68,352
Mine plan and development	50,250	47,833
Environmental	122,396	111,421
Consulting and wages	52,965	49,715
Reclamation and remediation (Note 6)	60,289	66,652
Site activities	21,403	19,871
Mine equipment	949	949
Total	$395,115	$364,793